Schedule II Valuation Accounts	12 Months Ended
Dec. 31, 2012
Schedule II Valuation Accounts

Schedule II

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

Valuation Accounts

Years ended December 31, 2012, 2011 and 2010

(All currency expressed in United States dollars in thousands)

	Balance at Beginning of Period	Additions Charged to Expense	Additions/ (Deductions)	Balance at End of Period
December 31, 2010
Accounts receivable, allowance for doubtful accounts	$8,347	$145	$161	$8,653
December 31, 2011
Accounts receivable, allowance for doubtful accounts	$8,653	$3,007	$(3,820)	$7,840
December 31, 2012
Accounts receivable, allowance for doubtful accounts	$7,840	$1,525	$(1,340)	$8,025